Label	Element	Value
BNY Mellon Core Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - BNY Mellon Core Bond ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to track the performance of the Bloomberg Barclays US Aggregate Total Return Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. The fund is new and does not yet have a portfolio turnover rate to disclose.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the fund normally invests substantially all of its assets in bonds comprising the Bloomberg Barclays US Aggregate Total Return Index and TBA transactions (as defined below) representing bonds included in the index.

The Bloomberg Barclays US Aggregate Total Return Index is designed to measure the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securi-ties, mortgage-backed pass-through securities (agency fixed-rate), commercial mortgage-backed securities (agency and non-agency) and other asset-backed securities having at least one year until final maturity. Treasury, government-related and corporate securities must have $300 million or more par amount outstanding. For mortgage-backed pass-through securities, pool aggregates must have $1 billion or more par amount outstanding. Asset-backed securities must have a minimum deal size of $500 million and a minimum tranche size of $25 million. Commercial mortgage-backed securities must have a minimum deal size of $500 million with at least $300 million outstanding and a minimum tranche size of $25 million. To be included in the index, securities must be rated investment grade (Baa3/BBB-/BBB- or higher) using the middle rating of Moody’s, S&P and Fitch. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, the index provider may use other sources to classify securities by credit quality. The index may include U.S. dollar-denominated bonds issued by foreign issuers. Securities in the index are updated on the last business day of each month. The fund seeks to maintain a dollar-weighted average maturity consistent with that of the index. As of December 31, 2019, the index was comprised of approximately 11,000 securities and had a dollar-weighted average maturity of 8 years.

Under normal circumstances, in seeking to track the index’s performance, the fund generally purchases a representative sample of the securities comprising the index. By using a sampling process, the fund typically will not invest in all of the securities in the index. The fund may also fully replicate the index when determined to be in the best interest of the fund in pursuing its objective.

In seeking to track the index, the fund’s assets may be concentrated in (i.e., more than 25% of the fund’s assets invested in) an industry or group of industries, but only to the extent that the index concentrates in a particular industry or group of industries.

As of December 31, 2019, approximately 27% of the bonds represented in the index were U.S. agency mortgage-backed pass-through securities. U.S. agency mortgage-backed pass-through securities are securities issued by entities such as Government National Mortgage Association (GNMA) and Federal National Mortgage Association (FNMA) that are backed by pools of mortgages. Certain transactions in mortgage-backed pass-through securities occur through standardized contracts for future delivery in which the exact mortgage-backed pools to be delivered are not specified until a few days prior to settlement, referred to as a “to-be-announced transaction” or “TBA transaction.” In a TBA transaction, the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price. The actual pools delivered generally are determined two days prior to the settlement date. It is anticipated that the fund will generally participate in rolling TBA transactions, but it may also receive pools of mortgages. The fund expects to enter into TBA transactions on a regular basis. The fund, pending settlement of such contracts, will invest its assets in high-quality, liquid short term instruments, including shares of affiliated money market funds.

The fund is classified as diversified under the Investment Company Act of 1940, as amended (1940 Act); however, the fund may become non-diversified solely as a result of a changes in the composition of the index (e.g., changes in weightings of one or more component securities). When the fund is non-diversified, it may invest a relatively high percentage of its assets in a limited number of issuers.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund’s share price fluctuates, sometimes dramatically, which means you could lose money.

• Fixed-income market risk. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates).

• Interest rate risk.  Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund’s investments in these securities to decline. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund’s investments in new securities may be at lower yields and may reduce the fund’s income. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. Duration is an indication of an investment’s “interest rate risk,” or how sensitive a bond or the fund’s portfolio may be to changes in interest rates. The change in the value of a fixed-income security or portfolio can be approximated by multiplying its duration by a change in interest rates.

• Credit risk. Failure of an issuer of a security to make timely interest or principal payments when due, or a decline or perception of a decline in the credit quality of the security, can cause the security’s price to fall. The lower a security’s credit rating, the greater the chance that the issuer of the security will default or fail to meet its payment obligations.

• Indexing strategy risk. The fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor index performance. The correlation between fund and index performance may be affected by the fund’s expenses, changes in securities markets, changes in the composition of the index and the timing of purchases and redemptions of fund shares. Outdated or unreliable market information could result in errors in index data, index computations or the construction of the index in accordance with its methodology and may not be identified and corrected by the index provider for a period of time or at all, which may have an adverse impact on the fund and its shareholders.

• Index sampling risk.  The use of sampling techniques by the sub-adviser, Mellon, may result in the fund holding a smaller number of securities than are in the index. The sampling techniques used by the sub-adviser to select the securities in which the fund invests may not track the index the same as if the fund were replicating the index and may result in investment performance that differs from the index.

• Government securities risk.  Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity.

• Mortgage-related securities risk. Mortgage-related securities represent a participation in, or are secured by, mortgage loans. Certain of the mortgage-backed securities in which the fund may invest are not backed by the full faith and credit of the U.S. government and there can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it was not obligated to do so. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar or greater risk of decline in market value during periods of rising interest rates. Because of prepayment and extension risk, mortgage-backed securities react differently to changes in interest rates than other bonds. Small movements in interest rates may quickly and significantly affect the value of certain mortgage-backed securities. Transactions in mortgage-backed pass-through securities often occur through TBA transactions, as described in the “Principal Investment Strategy” section above. Default by or bankruptcy of a counterparty to a TBA transaction could expose the fund to possible losses because of an adverse market action, expenses, or delays in connection with the purchase or sale of the pools of mortgage-backed pass-through securities specified in the TBA transaction.

• Asset-backed securities risk.  Asset-backed securities are typically structured like mortgage-related securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include, for example, items such as motor vehicle installment sales or installment loan contracts, leases on various types of real and personal property, and receivables from credit card agreements. General downturns in the economy could cause the value of asset-backed securities to fall. In addition, asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may provide the fund with a less effective security interest in the related collateral than do mortgage-backed securities. Therefore, there is the possibility that recoveries on the underlying collateral may not, in some cases, be available to support payments on these securities.

• Prepayment and extension risk. When interest rates fall, the principal on mortgage-backed and certain asset-backed securities may be prepaid. The loss of higher yielding underlying mortgages and the reinvestment of proceeds at lower interest rates can reduce the fund’s potential price gain in response to falling interest rates, reduce the fund’s yield, or cause the fund’s share price to fall. When interest rates rise, the effective duration of the fund’s mortgage-related and other asset-backed securities may lengthen due to a drop in prepayments of the underlying mortgages or other assets. This is known as extension risk and would increase the fund’s sensitivity to rising interest rates and its potential for price declines.

• Foreign investment risk. To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. To the extent securities held by the fund trade in a market that is closed when the exchange on which the fund’s shares trade is open, there may be deviations between the current price of a security and the last quoted price for the security in the closed foreign market. These deviations could result in the fund experiencing premiums or discounts greater than those of ETFs that invest in domestic securities.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities and the fund’s share price may fall dramatically, even during periods of declining interest rates. Investments that are illiquid or that trade in lower volumes may be more difficult to value. Investments in foreign securities tend to have greater exposure to liquidity risk than domestic securities.

• Issuer risk. A security’s market value may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s products or services, or factors that affect the issuer’s industry, such as labor shortages or increased production costs and competitive conditions within an industry.

• Portfolio turnover risk. The fund may engage in frequent trading of its portfolio securities in connection with index rebalancing, which could produce higher transaction costs and taxable distributions, and lower the fund’s after-tax performance.

• Fluctuation of net asset value, share premiums and discounts risk. As with all exchange-traded funds, fund shares may be bought and sold in the secondary market at market prices. The trading prices of fund shares in the secondary market may differ from the fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). This risk is heightened in times of market volatility or periods of steep market declines.

• Market risk. The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken worldwide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. The COVID-19 pandemic has had, and any other outbreak of an infectious disease or other serious public health concern could have, a significant negative impact on economic and market conditions and could trigger a prolonged period of global economic slowdown. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

• Non-diversification risk. To the extent the fund becomes non-diversified, the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, when the fund is non-diversified, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than when the fund’s invested assets are diversified.

• New fund risk. The fund is newly organized with limited operating history and there can be no assurance that the fund will grow to or maintain sufficient assets to achieve investment and trading efficiencies.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s share price fluctuates, sometimes dramatically, which means you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	To the extent the fund becomes non-diversified, the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, when the fund is non-diversified, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than when the fund’s invested assets are diversified.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The fund does not have a full calendar year of performance. Once the fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the fund by showing the variability of the fund’s returns and comparing the fund’s performance to its benchmark index. The fund’s performance is not necessarily indicative of how the fund will perform in the future. More information related to performance information may be available at www.im.bnymellon.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The fund does not have a full calendar year of performance. Once the fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the fund by showing the variability of the fund’s returns and comparing the fund’s performance to its benchmark index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.im.bnymellon.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s performance is not necessarily indicative of how the fund will perform in the future.
BNY Mellon Core Bond ETF | BNY Mellon Core Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1],[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	none	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	none
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	none
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	none
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	none

[1]	The fund's management agreement provides that the Adviser, BNY Mellon ETF Investment Adviser, LLC, will pay substantially all expenses of the fund, except for interest expenses, taxes, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with the fund's securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund's business. The fund's management agreement also provides that the Adviser will pay all acquired fund fees and expenses.
[2]	"Other expenses" are based on estimated amounts for the current fiscal year.